Document and Entity Information	9 Months Ended
	Sep. 30, 2013	Nov. 14, 2013
Document And Entity Information
Entity Registrant Name	FLUOROPHARMA MEDICAL, INC.
Entity Central Index Key	0001402785
Document Type	POS AM
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		24,390,013
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013